Debt (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accrued interest	$ 442,748	$ 1,604,498
Notes Payables [Member]
Interest expense	50,592	105,966
Accrued interest	271,533	581,693
Related Parties Notes Payable [Member]
Interest expense	37,967	95,183
Accrued interest	0	546,362
Convertible Bridge Loans Payable [Member]
Interest expense	117,785	310,865
Accrued interest	117,785	439,344
Revenue Financing Arrangements [Member]
Interest expense	25,067	2,557
Accrued interest	0	32,154
Bridge Loan Payable [Member]
Interest expense	0	137,637
Accrued interest	$ 0	$ 166,240